UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2014 through June 30, 2015





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Coach Inc		11/06	Election of Directors	Co	FOR	FOR
COH	189754104	11/06	Ratfy Appt Dellt-Touche Co	FOR	FOR
			11/06	Apprv Exec Compenstn	Co	FOR	FOR

Joy Global Inc		3/10	Election of Directors	Co	FOR	FOR
JOY	481165108	3/10	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			3/10	Apprv Exec Compenstn	Co	FOR	FOR

Hewlett Packard		3/18	Election of Directors	Co	FOR	FOR
HPQ	428236103	3/18	Ratfy Appt of acctnt	Co	FOR	FOR
			3/18	Apprv Exec Compensation Co	FOR	FOR
			3/18	Sh prop related to actn	Co	AGN	AGN
			3/18	Consider other business	Co	AGN	AGN

Newmont Mining Corp	4/22	Election of Directors	Co	FOR	FOR
NEM	651639106	4/22	Ratfy Appt of acctnt    Co	FOR	FOR
			4/22	Apprv Exec Compensation Co	FOR	FOR

Olin Corp		4/23	Election of Directors	Co	FOR	FOR
OLN	680665205	4/23	Apprv Sr incntv comp pl Co	FOR	FOR
			4/23	Apprv Exec Compensation Co	FOR	FOR
			4/23	Ratify Indep Acct firm  Co	FOR	FOR

AT&T Inc		4/24	Election of Directors	Co	FOR	FOR
T	00206R102	4/24	Ratify Indep auditors   Co	FOR	FOR
			4/24	Apprv Exec Compensation Co	FOR	FOR
			4/24	Political Spending Rpt	Co	AGN	AGN
			4/24	Lobbying Report		Co	AGN	AGN
			4/24	Special meetings	Co	AGN	AGN

Exelon Corp		4/28	Election of Directors	Co	FOR	FOR
EXC	30161N101	4/28	Apprv Prcwaterhousecoop Co	FOR	FOR
			4/28	Vote Exec Compensation	Co	FOR	FOR
			4/28	Apprv LT Incentv Plan	Co	FOR	FOR
			4/28	Mgmt prop proxy access	Co	FOR	FOR
			4/28	Sh prop proxy access	Co	AGN	AGN

Southern Copper Corp	4/30	Election of Directors	Co	FOR	FOR
SCCO	84265V105	4/30	Ratify audit committee  Co	FOR	FOR
			4/30	Apprv Exec Compensation Co	FOR	FOR

Valero Energy		4/30	Election of Directors	Co	FOR	FOR
VLO	91913Y100	4/30	Ratify appt for KPMG	Co	FOR	FOR
			4/30	Apprv Exec Compensation	Co	FOR	FOR
			4/30	Sh prop Greenhouse gas  Co	AGN	AGN

Occidental Petro	5/01	Election of Directors	Co	FOR	FOR
OXY	674599105	5/01	Apprv Exec Compensation	Co	FOR	FOR
			5/01	Apprv LT incentv plan	Co	FOR	FOR
			5/01	Ratificatn Indep Audits Co	FOR	FOR
			5/01	Recvr unearnd mgnt bonusCo	AGN	AGN
			5/01	Proxy access	        Co	AGN	AGN
			5/01	Methane Emission & Flar	Co	AGN	AGN
			5/01	Review Lobbying		Co	AGN	AGN

Verizon Comm		5/07	Election of Directors	Co	For	For
VZ	92343V104	5/07	Ratfy Appt Accting Firm Co	For	For
			5/07	Apprv Exec Compensation Co	For	For
			5/07	Network Neutrality Rpt	Co	Against	Against
			5/07	Political Spending Rpt  Co	Against	Against
                        5/07	Severance Apprvl Policy Co      Against	Against
			5/07	Stk Retention Policy    Co	Against	Against
			5/07	Shareholder Action      Co	Against	Against

Entergy Corp		5/08	Election of Directors	Co	For	For
ETR	29364G103	5/08	Ratfy Appt Dellt-Touche Co	For	For
			5/08	Advisory Vote Exec comp	Co	For	For
			5/08	Apprv Restated Exec Pln Co	For	For
			5/08	'15 Equity Ownershp Pln Co	For	For
			5/08	Carbon Emission Reduct	Co	Against	Against

Conoco Phillips		5/12	Election of Directors	Co	For	For
COP	20825C104	5/12	Ratify Ernst&yng acc.	Co	For	For
			5/12	Apprv Exec. Compenstn	Co	For	For
			5/12	Lobbying Expenditures	Co	Against	Against
			5/12	No Accelerated Vesting 	Co	Against	Against
			5/12	Using Reserves Metrics	Co	Against	Against
			5/12	Proxy Access		Co	Against	Against

Holly Frontier		5/13	Election of Directors	Co	For	For
HFC	436106108	5/13	Apprv Exec. Compenstn	Co	For	For
			5/13	Ratify Ernst&yng acc.	Co	For	For
			5/13	Apprvl of Amndmnt	Co	For	For
			5/13	Apprvl of Amndmnt (2)	Co	For	For
			5/13	Stockhldr Proposal	Co	Against	Against

Murphy Oil		5/13	Election of Directors	Co	For	For
MUR	626717102	5/13	Apprv Exec. Compenstn	Co	For	For
			5/13	Ratify Appt of KPMG LLP Co	For	For
			5/13    Adoption of Proxy Accss	Co	Against	Against

Intel Corporation	5/21	Election of Directors	Co	For	For
INTC	458140100	5/21	Ratify Ernst&yng acc.	Co	For	For
			5/21	Advs. Vote on Exec Comp.Co	For	For
			5/21	Extensn '06 Equity Plan	Co	For	For
			5/21	Extensn '06 Stk Purchas Co	For	For
			5/21	Holy Land Principles	Co	Against	Against
			5/21	Chairmn Independent Dir Co	Against	Against
			5/21	Alt Vote Countng Stndrd Co	Against	Against

Chevron Corp.		5/27	Election of Directors	Co	For	For
CVX	166764100	5/27	Ratify Ind. acctng frm	Co	For	For
			5/27	Advisory Vote Exec comp	Co	For	For
			5/27	Charitable Contribution Co	Against	Against
			5/27	Report on Lobbying	Co	Against	Against
			5/27	Cease Funds for Politcs	Co	Against	Against
			5/27	Adopt Dividend Policy	Co	Against	Against
			5/27	Reduce GHG Emissions	Co	Against	Against
			5/27	Shale Energy Operations Co	Against	Against
			5/27    Proxy Access Bylaw	Co	Against	Against
			5/27	Adopt Policy for Indepn Co	Against	Against
			5/27	Envirnmntl Expertise	Co	Against	Against
			5/27	Spec Mtgs Threshold 10% Co	Against	Against

Caterpillar		6/10	Election of Directors	Co	For	For
CAT	149123101	6/10	Ratify Ind. acctng frm	Co	For	For
			6/10	Advisory Vote Exec comp	Co	For	For
			6/10	Brd Chairmn Independent Co	Against	Against
			6/10	Act by Writtn Consent	Co	Against	Against
			6/10	Global Corp Standards	Co	Against	Against
			6/10	Review Human Rght Polcy Co	Against	Against



--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/31/15